Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Related-Party Transactions

8.Related-Party Transactions

In 2020, the Company subleased office space in Torrance, California to Good Dermatology, a professional medical corporation owned by the Founder and former CEO. Under the terms of the sublease, lease expenses incurred by the Company were 100% passed through to Good Dermatology. Total sublease income was $29,174 and $87,523 for the three and nine months ended September 30, 2020. The sublease was terminated as of November 30, 2020.

8.Related-Party Transactions (continued)

For the three months ended September 30, 2021 and 2020, the Company had revenue of $2,756,011 and $3,146,148, respectively, and for the nine months ended September 30, 2021 and 2020, the Company had revenue of $10,803,604 and $3,243,667, respectively, and expenses of $128,084 and $0, respectively, and as of September 30, 2021 and December 31, 2020, receivables of $2,244,157 and $6,927,470, respectively, from Pharmaceutical Products Development, LLC, a shareholder who holds a minority interest in the Company and a seat on the Company’s Board of Directors. Pharmaceutical Products Development, LLC became a minority shareholder of the Company during the first quarter of 2019.

For the three months ended September 30, 2021 and 2020, the Company had revenue of $269,547 and $108,280, respectively, and for the nine months ended September 30, 2021 and 2020, the Company had revenue of $565,092 and $226,843, respectively, and as of September 30, 2021 and December 31, 2020, receivables of $166,474 and $129,857, respectively, from Novartis, who has a 50% ownership in dRX Capital AG, a shareholder who, until July 2021, had a minority interest in the Company and a seat on the Company’s Board of Directors. In July 2021, dRX Capital AG was dissolved and their interest in the Company was distributed to their owners. This dissolution and distribution did not cause any other shareholder of the Company to obtain a minority interest in the Company.

For the three months ended September 30, 2021 and 2020, the Company had revenue of $9,875 and $0, respectively, and for the nine months ended September 30, 2021 and 2020, the Company had revenue of $350,585 and $0, respectively, and as of September 30, 2021 and December 31, 2020, receivables of $2,185 and $0, respectively, from Allovir, who is an investee of a minority shareholder and Board of Directors seat holder of the Company. The minority shareholder became a shareholder of the Company in the third quarter of 2016.

13.         Related-Party Transactions

In 2020 and 2019, the Company subleased office space in Torrance, California to Good Dermatology, a professional medical corporation owned by the Founder and former CEO. Under the terms of the sublease, lease expenses incurred by the Company were 100% passed through to Good Dermatology. Total sublease income was $106,972 and $116,697 for the years ended December 31, 2020 and 2019, respectively. The sublease was terminated as of November 30, 2020.

During the year ended December 31, 2019, the Company purchased clinical trial investigator services in an arm’s length transaction totaling $273,787 from Good Dermatology, a professional medical corporation owned by the Founder and former CEO. No services were purchased from Good Dermatology during the year ended December 31, 2020.

During the year ended December 31, 2019, the Founder and former CEO had a personal loan from the Company in the amount of $300,000 which was paid off in its entirety, including accrued interest of $15,682 on June 26, 2019. There was a zero balance on the loan at December 31, 2019.

For the years ended December 31, 2020 and 2019, the Company had revenue of $9,106,645 and $0, respectively, and as of December 31, 2020 and 2019, receivables of $6,927,470 and $0, respectively, from Pharmaceutical Products Development, LLC, a shareholder who holds a minority interest in the Company. Pharmaceutical Products Development, LLC became a minority shareholder of the Company during the first quarter of 2019.

For the years ended December 31, 2020 and 2019, the Company had revenue of $351,034 and $451,558, respectively, and as of December 31, 2020 and 2019, receivables of $129,857 and $9,825, respectively, from Novartis, who has a 50% ownership in dRX Capital AG, a shareholder who has a minority interest in the Company. dRX Capital AG became a minority shareholder of the Company in the third quarter of 2015.